Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of December 31, 2024 and 2023, accounts receivable consisted of the following balances:

	As of December 31,
	2024	2023
Accounts receivable	$—	$147,888
Less: allowance for expected credit losses	—	(5,428)
Accounts receivable, net	$—	$142,460

Schedule of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of December 31,
	2024	2023
Balance at January 1	$5,428	$6,190
Recovery of expected credit losses	(5,433)	(754)
Exchange rate differences	5	(8)
Balance at December 31	$—	$5,428